Shareholder's Equity/Member's Deficit (Details) - $ / shares		3 Months Ended
	Jul. 31, 2019	Sep. 30, 2019	Aug. 01, 2019	Mar. 31, 2019	Mar. 31, 2018
Class of Stock [Line Items]
Common share, authorized (in shares)		600,000,000
Par value (in USD per share)		$ 0.001
Common units, outstanding (in units)				100	100
Common units, issued during the exchange (in shares)		241,018,831
Common shares, issued (in shares)		280,509,056
Common shares, outstanding (in shares)		280,509,056
Dynatrace Holdings LLC
Class of Stock [Line Items]
Common units, outstanding (in units)	241,547,218		241,547,118
Common units, issued (in shares)	19,525,510	241,018,731
Common units, issued during the exchange (in shares)			241,547,218
Management Incentive Units and Appreciation Units
Class of Stock [Line Items]
Common units, issued (in shares)	16,687,436	14,804,226